FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Book value of financial assets representing exposure to credit risk (Details) - Credit risk - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 26,269,429	R$ 25,813,139
Cash and cash equivalents
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	9,018,818	8,345,871
Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	13,363,511	13,267,286
Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 3,887,100	R$ 4,199,982